Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	75 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026
True Rock Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	126.69%	36.08%	43.73%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.78%	14.16%	17.95%